Parent Company Statements - Statements of Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income:
Interest and dividends	$ 286,424	$ 276,258	$ 265,074
Gain (Loss) on Sale of Investments	1,821	0	0
Interest Expense	42,665	38,172	37,442
Expense:
Federal income tax benefit	(34,227)	(36,760)	(32,567)
Net income	84,242	86,135	81,012
Other Comprehensive Income (Loss), Net of Tax	(8,709)	(2,102)	(2,035)
Parent Company
Income:
Dividends from subsidiaries	60,000	60,000	60,000
Interest and dividends	1,500	2,164	2,561
Gain (Loss) on Sale of Investments	1,821	0	0
Other	1,405	1,081	560
Total income	64,726	63,245	63,121
Interest Expense	1,073	2,429	2,369
Expense:
Other, net	8,805	9,730	9,972
Total expense	9,878	12,159	12,341
Income before federal taxes and equity in undistributed income of subsidiaries	54,848	51,086	50,780
Federal income tax benefit	2,695	4,357	4,671
Income before equity in undistributed income of subsidiaries	57,543	55,443	55,451
Equity in undistributed income of subsidiaries	26,699	30,692	25,561
Net income	84,242	86,135	81,012
Other Comprehensive Income (Loss), Net of Tax	(8,709)	(2,102)	(2,035)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 75,533	$ 84,033	$ 78,977